OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT LIABILITIES
Schedule of other non current liabilities

	December 31,	December 31,
	2017	2018
Financial liabilities
-Long-term payables for mining rights	749,761	788,133
-Other financial liabilities	19,300	52,926
	769,061	841,059

Obligations in relation to early retirement schemes (Note (i))	900,924	777,305
Deferred government grants (Note (ii))	373,447	314,045
Deferred gain relating to sales and leaseback agreements	176,774	240,661
Contract liabilities	—	132,844
Provision for rehabilitation	113,672	121,033
Others	119,782	11,217
	1,684,599	1,597,105

	2,453,660	2,438,164

Schedule of obligations in relation to retirement benefits under the Group's early retirement schemes

	2017	2018
As at January 1,	996,598	1,438,440
Provision made during the year (note 29)	767,632	447,660
Interest costs	17,618	62,801
Payment during the year	(343,408)	(655,060)

As at December 31,	1,438,440	1,293,841

Non-current	900,924	777,305
Current (note 22)	537,516	516,536

	1,438,440	1,293,841